[LETTERHEAD OF BANK OF AMERICA]



April 30, 2009


FILED VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:	Office of Filings, Information & Consumer Services

Re:		MLIG Variable Insurance Trust
		File Nos.  333-83074 and 811-21038
		Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 14 to the Registration Statement of MLIG Variable Insurance Trust which will become effective with the Securities and Exchange Commission on May 1, 2009.

Please direct any questions or comments relating to this certification to me at 617-772-3278.

Very truly yours,


/s/ Michelle H. Rhee
______________________________
Michelle H. Rhee
Secretary and Chief Legal Officer